July 17, 2017

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Nile Capital Investment Trust, File No. 811-22384

Dear Sir/Madam:

On behalf of Nile Capital Investment Trust, a registered investment company (the "Trust"), we hereby submit, via electronic filing, a preliminary proxy statement related to the Nile Africa, Frontier and Emerging Fund (the "Fund"), a series of the Trust.  The main purpose of this proxy is to solicit shareholder approval for a new advisory agreement.

If you have any questions or comments related to this filing, please contact Parker Bridgeport at 614-469-3238 or JoAnn Strasser at 614-469-3265.

Very truly yours,

/s/ Parker Bridgeport

854934.1